Mining Interests (Details Narrative) - USD ($)					12 Months Ended
		Mar. 03, 2022	Jan. 07, 2022	Nov. 20, 2020	Dec. 31, 2022	Dec. 31, 2021
Advance payment					$ 1,157,059
Number shares issued of common shares	[1]					6,168,069
Contract purchase price					7,700,000
Credit by seller for prior maintenance payments					300,000
Land purchase		$ 202,000			$ 202,000
Common Stock [Member]
Number shares issued of common shares	[1]					20
Amended Agreement [Member], Placer Mining Corp [Member]
Purchases price consideration				$ 7,700,000
Payable in cash				5,700,000
Remaining payments purchase assets				300,000
Consideration shares				2,000,000
Advance payment				2,000,000
Amended Agreement [Member], Placer Mining Corp [Member] | Minimum [Member]
Payable in cash				3,400,000
Number shares issued of common shares				2,000,000
EPA Settlement Agreement[Member], Placer Mining Corp [Member]
Payable in cash			$ 5,400,000
EPA cost recovery payable - short-term				11,000,000
Contract purchase price			7,700,000
Payments for deposits			2,000,000
Credit by seller for prior maintenance payments			300,000
Environmental Protection Agency [Member]
Payable in cash				$ 2,000,000
Acquisition costs						260,463
Prepaid mine deposit and acquisition costs						$ 2,260,463
Environmental Protection Agency Agreement [Member]
Payable in cash			5,400,000
Payments purchase asset			3,400,000
Incremental Liabilities			8,000,000
Environmental Protection Agency Agreement [Member] | Common Stock [Member]
Remaining payments purchase assets			$ 2,000,000

[1]	Units issued at C$0.40, converted to US at $0.32 (note 11)